January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Dated September 28, 2012

Jaidip Singh no longer manages the Fund. As a result, all references to Mr. Singh are hereby deleted from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LDTSPT2 1/13

January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Dated September 28, 2012

Jaidip Singh no longer manages the Fund. As a result, all references to Mr. Singh are hereby deleted from the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.